Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($000)	Pre-Tax Earnings ($000)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2025	$17,406,705	$29,424,552	$7,345,548	$10,081,910	$179	$209	$2,145,044	$2,842,157
2024	$16,994,251	$22,248,191	$18,106,568	$19,259,807	$141	$173	$2,090,730	$2,757,154
2023	$18,094,944	$32,986,019	$8,413,633	$11,031,541	$134	$135	$1,874,520	$2,471,781
2022	$11,335,069	$11,165,315	$4,347,931	$5,456,168	$110	$121	$1,512,041	$1,987,489
2021	$15,989,635	$16,497,110	$6,292,515	$5,601,094	$87	$111	$1,722,589	$2,258,540

Company Selected Measure Name	Pre-tax earnings
Named Executive Officers, Footnote	Our Principal Executive Officer (“PEO”) for 2025 is James G. Conroy and for 2024, 2023, 2022, and 2021 was Barbara Rentler.Our non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021 are as follows:
a.2025: William W. Sheehan II, Michael Balmuth, Michael J. Hartshorn, Karen Fleming, and Adam Orvos.
b.2024: Adam Orvos, James G. Conroy, Michael Balmuth, and Michael J. Hartshorn.
c.2023: Adam Orvos, Michael Balmuth, Michael J. Hartshorn, and Stephen Brinkley.
d.2022: Adam Orvos, Michael J. Hartshorn, Michael Kobayashi, and Brian Morrow.
e.2021: Adam Orvos, Michael J. Hartshorn, Michael Kobayashi, Brian Morrow, Michael Balmuth, and Travis Marquette.

Peer Group Issuers, Footnote	The peer group used for purposes of the values shown in this column is the same industry index as is shown in the stockholder return performance graph included in Item 5 of our Annual Report on Form 10-K (Dow Jones Apparel Retailers).
PEO Total Compensation Amount	$ 17,406,705	$ 16,994,251	$ 18,094,944	$ 11,335,069	$ 15,989,635
PEO Actually Paid Compensation Amount	$ 29,424,552	22,248,191	32,986,019	11,165,315	16,497,110
Adjustment To PEO Compensation, Footnote

Adjustments Table
Year	NEO	Grant Date Fair Value of Equity Awards Granted During Applicable Year(1)	Year-End Fair Value of Equity Awards Granted During Applicable Year(2)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End(3)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year(4)	Change in Fair Value as of Year-End of Any Awards Forfeited During Applicable Year(5)	Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation(6)	Total Adjustments Reflected in Compensation Actually Paid
2025	PEO	$(10,650,100)	$16,694,204	$5,838,186	$(219,118)	$—	$354,674	$12,017,847
	Average non-PEO NEOs	$(4,060,111)	$6,234,996	$1,744,537	$(456,400)	$(832,567)	$105,908	$2,736,363
2024	PEO	$(10,700,209)	$13,918,519	$1,494,763	$184,815	$—	$356,052	$5,253,940
	Average non-PEO NEOs	$(13,112,524)	$13,788,393	$218,273	$169,959	$—	$89,138	$1,153,239
2023	PEO	$(10,700,095)	$22,796,125	$4,064,656	$(1,575,360)	$—	$305,749	$14,891,075
	Average non-PEO NEOs	$(3,875,104)	$5,844,040	$731,856	$(149,678)	$—	$66,794	$2,617,908
2022	PEO	$(9,800,093)	$4,316,812	$5,269,903	$(281,593)	$—	$325,216	$(169,755)
	Average non-PEO NEOs	$(2,750,090)	$2,084,209	$1,744,487	$(86,429)	$—	$116,060	$1,108,237
2021	PEO	$(9,800,128)	$12,088,760	$(3,281,621)	$1,240,177	$—	$260,287	$507,475
	Average non-PEO NEOs	$(2,975,067)	$3,364,001	$(635,040)	$264,203	$(771,203)	$61,685	$(691,421)
Note: For each year, we have re-valued performance share awards at their final settlement payout level following the performance period that aligns with our fiscal year.

(1)Deduct the amounts shown in the “Stock Awards” column in the Summary Compensation Table with respect to awards granted during the applicable fiscal year.
(2)For awards granted in the covered fiscal year which are outstanding and unvested at year-end, add the Fair Value as of the end of the applicable year.
(3)For awards granted in the prior fiscal years that are outstanding and unvested at the end of the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the end of the applicable year (from the end of the prior year).
(4)For awards granted in prior fiscal years that vested during the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the vesting date (from the end of the prior year).
(5)For awards forfeited in the applicable fiscal year, subtract the amount equal to the Fair Value at the end of the prior year.
(6)Add the dollar value of any dividends paid on stock awards in the applicable year if prior to the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 7,345,548	18,106,568	8,413,633	4,347,931	6,292,515
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,081,910	19,259,807	11,031,541	5,456,168	5,601,094
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments Table
Year	NEO	Grant Date Fair Value of Equity Awards Granted During Applicable Year(1)	Year-End Fair Value of Equity Awards Granted During Applicable Year(2)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End(3)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year(4)	Change in Fair Value as of Year-End of Any Awards Forfeited During Applicable Year(5)	Value of Dividends or other Earnings Paid on Stock not Otherwise Reflected in Fair Value or Total Compensation(6)	Total Adjustments Reflected in Compensation Actually Paid
2025	PEO	$(10,650,100)	$16,694,204	$5,838,186	$(219,118)	$—	$354,674	$12,017,847
	Average non-PEO NEOs	$(4,060,111)	$6,234,996	$1,744,537	$(456,400)	$(832,567)	$105,908	$2,736,363
2024	PEO	$(10,700,209)	$13,918,519	$1,494,763	$184,815	$—	$356,052	$5,253,940
	Average non-PEO NEOs	$(13,112,524)	$13,788,393	$218,273	$169,959	$—	$89,138	$1,153,239
2023	PEO	$(10,700,095)	$22,796,125	$4,064,656	$(1,575,360)	$—	$305,749	$14,891,075
	Average non-PEO NEOs	$(3,875,104)	$5,844,040	$731,856	$(149,678)	$—	$66,794	$2,617,908
2022	PEO	$(9,800,093)	$4,316,812	$5,269,903	$(281,593)	$—	$325,216	$(169,755)
	Average non-PEO NEOs	$(2,750,090)	$2,084,209	$1,744,487	$(86,429)	$—	$116,060	$1,108,237
2021	PEO	$(9,800,128)	$12,088,760	$(3,281,621)	$1,240,177	$—	$260,287	$507,475
	Average non-PEO NEOs	$(2,975,067)	$3,364,001	$(635,040)	$264,203	$(771,203)	$61,685	$(691,421)
Note: For each year, we have re-valued performance share awards at their final settlement payout level following the performance period that aligns with our fiscal year.

(1)Deduct the amounts shown in the “Stock Awards” column in the Summary Compensation Table with respect to awards granted during the applicable fiscal year.
(2)For awards granted in the covered fiscal year which are outstanding and unvested at year-end, add the Fair Value as of the end of the applicable year.
(3)For awards granted in the prior fiscal years that are outstanding and unvested at the end of the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the end of the applicable year (from the end of the prior year).
(4)For awards granted in prior fiscal years that vested during the applicable year, add (or subtract) the amount equal to the changes in Fair Value as of the vesting date (from the end of the prior year).
(5)For awards forfeited in the applicable fiscal year, subtract the amount equal to the Fair Value at the end of the prior year.
(6)Add the dollar value of any dividends paid on stock awards in the applicable year if prior to the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our total shareholder return during fiscal 2021, 2022, 2023, 2024, and 2025, indexed to the end of fiscal 2020. We have also included the Total Shareholder Return of the Dow Jones Apparel Retailers Index (Item 5 of our Annual Report on Form 10-K) on this chart for the same period.

Compensation Actually Paid vs. Net Income	The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our net income during fiscal 2021, 2022, 2023, 2024, and 2025.
Compensation Actually Paid vs. Company Selected Measure	The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our pre-tax earnings during fiscal 2021, 2022, 2023, 2024, and 2025.
Total Shareholder Return Vs Peer Group
The chart below shows the relationship between Compensation Actually Paid to our PEO and our other NEOs to our total shareholder return during fiscal 2021, 2022, 2023, 2024, and 2025, indexed to the end of fiscal 2020. We have also included the Total Shareholder Return of the Dow Jones Apparel Retailers Index (Item 5 of our Annual Report on Form 10-K) on this chart for the same period.

Tabular List, Table

Most Important Performance Measure
Pre-Tax Earnings

Total Shareholder Return Amount	$ 179	141	134	110	87
Peer Group Total Shareholder Return Amount	209	173	135	121	111
Net Income (Loss)	$ 2,145,044,000	$ 2,090,730,000	$ 1,874,520,000	$ 1,512,041,000	$ 1,722,589,000
Company Selected Measure Amount	2,842,157,000	2,757,154,000	2,471,781,000	1,987,489,000	2,258,540,000
PEO Name	James G. Conroy	Barbara Rentler	Barbara Rentler	Barbara Rentler	Barbara Rentler
Additional 402(v) Disclosure	Compensation Actually Paid is defined under the relevant SEC rules as the total compensation reported in the Summary Compensation Table for the applicable year, as adjusted for specified equity award value changes. Please see the “Adjustments Table” below for further detail related to this calculation.
The table below includes the most important financial measure that we use to link compensation actually paid to our NEOs to our company performance for fiscal 2025. We have listed pre-tax earnings as the sole financial performance measure. Pre-tax earnings is a GAAP-disclosed metric and serves as the starting point for adjusted pre-tax earnings, which is the key and only metric used under our annual cash incentive bonus program and for our performance share awards applicable to the NEOs who received grants in fiscal 2025. The Compensation
Committee selected adjusted pre-tax earnings as the metric in our incentive compensation plans because the Committee believes that measure is the key driver of stockholder value in the Company’s business.

Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Earnings
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,017,847	$ 5,253,940	$ 14,891,075	$ (169,755)	$ 507,475
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,694,204	13,918,519	22,796,125	4,316,812	12,088,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,838,186	1,494,763	4,064,656	5,269,903	(3,281,621)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,650,100)	(10,700,209)	(10,700,095)	(9,800,093)	(9,800,128)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,118)	184,815	(1,575,360)	(281,593)	1,240,177
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,674	356,052	305,749	325,216	260,287
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,736,363	1,153,239	2,617,908	1,108,237	(691,421)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,234,996	13,788,393	5,844,040	2,084,209	3,364,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,744,537	218,273	731,856	1,744,487	(635,040)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,060,111)	(13,112,524)	(3,875,104)	(2,750,090)	(2,975,067)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(456,400)	169,959	(149,678)	(86,429)	264,203
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(832,567)	0	0	0	(771,203)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 105,908	$ 89,138	$ 66,794	$ 116,060	$ 61,685